Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	€ 41,024,131	€ 37,526,090	€ 35,697,935
Third-party services [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	31,802,983	28,543,503	28,247,081
Clinical material and related manufacturing services [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	18,109,345	16,194,152	6,615,840
Clinical, pre-clinical studies [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	13,693,638	12,349,351	21,631,240
Employee benefits expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	6,776,853	6,957,866	5,941,813
Equity-settled share-based payment expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,500,670	2,456,571	1,622,898
Legal and consulting fees [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,758,283	1,690,448	1,074,710
Other expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Research and Development Expenses [Line Items]
Research and development expenses	€ 686,012	€ 334,273	€ 434,331